Accounts payable, accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables And Accruals [Abstract]
Schedule of accounts payable, accrued expenses and other liabilities
(In thousands)	December 31, 2021	December 31, 2022
Accounts payable to suppliers	12,986	6,832
Accrued bonus and staff costs	20,742	20,256
Other deposits	1,793	1,026
Other taxes payable (note)	881	461
Accrued professional fees	3,007	1,462
Accrued marketing expenses	75	101
Others	1,082	708
Total	40,566	30,846